Segmented Information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmented Information
Segmented Information

The company identifies its operating segments by operating company, consistent with its management structure. Certain of the operating segments have been aggregated into reporting segments, with reporting segments categorized by type of business as described below. The accounting policies of the reporting segments are the same as those described in note 3. Transfer prices for inter-segment transactions are set at arm's length. Geographic premiums are determined based on the domicile of the various subsidiaries and where the primary underlying risk of the business resides.

Insurance and Reinsurance
Northbridge - A national commercial property and casualty insurer in Canada providing property and casualty insurance products through its Northbridge Insurance and Federated subsidiaries.

OdysseyRe - A U.S.-based reinsurer that provides a full range of property and casualty products on a worldwide basis, and that underwrites specialty insurance, primarily in the U.S. and in the U.K., both directly and through the Lloyd's market in London.
Crum & Forster - A national commercial property and casualty insurer in the U.S. writing a broad range of commercial coverages, principally specialty coverages.

Zenith National - An insurer primarily engaged in workers' compensation business in the U.S.

Brit - A market-leading global Lloyd's of London specialty insurer and reinsurer.
Allied World - A global property, casualty and specialty insurer and reinsurer with a presence at Lloyd's.
Fairfax Asia - This reporting segment includes the company's operations that underwrite insurance and reinsurance coverages in Singapore (First Capital, sold on December 28, 2017), Hong Kong (Falcon), Malaysia (Pacific Insurance), Indonesia (AMAG, acquired on October 10, 2016), and Sri Lanka (Fairfirst Insurance, acquired on October 3, 2016). Fairfax Asia also includes the company's equity accounted interests in Vietnam-based BIC Insurance (35.0%), Thailand-based Falcon Thailand (41.2%) and Mumbai-based ICICI Lombard (partially sold during 2017 and reclassified to a common stock investment).

Insurance and Reinsurance - Other - This reporting segment is comprised of Group Re, Bryte Insurance (acquired on December 7, 2016), Advent, Fairfax Latin America and Fairfax Central and Eastern Europe ("Fairfax CEE"). Group Re primarily constitutes the participation of CRC Re and Wentworth (both based in Barbados) in the reinsurance of Fairfax’s subsidiaries by quota share or through participation in those subsidiaries’ third party reinsurance programs on the same terms as third party reinsurers. Group Re also writes third party business. Bryte Insurance is an established property and casualty insurer in South Africa and Botswana. Advent is a specialty property reinsurance and insurance company operating through Syndicate 780 at Lloyd’s. Fairfax Latin America is comprised of Fairfax Brasil, which writes commercial property and casualty insurance in Brazil, and Fairfax Latam, consisting of property and casualty insurance operations in Chile, Colombia and Argentina. Fairfax CEE is comprised of Polish Re, which writes reinsurance in Central and Eastern Europe, and Colonnade Insurance, a Luxembourg property and casualty insurer with branches in each of the Czech Republic, Hungary, Slovakia, Poland, Bulgaria and Romania, and an insurance subsidiary in Ukraine.

Run-off
The Run-off reporting segment principally comprises RiverStone (UK), Syndicate 3500 at Lloyd's (managed by RiverStone Managing Agency Limited), RiverStone Insurance (European Run-off) and TIG Insurance (U.S. Run-off).

Other
The Other reporting segment is comprised of the company's non-insurance operations, including Cara and its subsidiaries St-Hubert (acquired on September 2, 2016), Original Joe's (acquired on November 28, 2016) and Pickle Barrel (acquired on December 1, 2017), The Keg, Thomas Cook India and its subsidiaries Quess and Sterling Resorts, Grivalia Properties (consolidated on July 4, 2017), Mosaic Capital (consolidated on January 26, 2017), Pethealth, Praktiker, Sporting Life, William Ashley, Boat Rocker, Golf Town (acquired on October 31, 2016), Fairfax Africa (since its initial public offering on February 17, 2017), and Fairfax India and its subsidiaries NCML, Fairchem (merged on March 14, 2017 with Privi Organics (acquired on August 26, 2016)) and Saurashtra Freight (acquired on February 14, 2017).

Corporate and Other
Corporate and Other includes the parent entity (Fairfax Financial Holdings Limited), its subsidiary intermediate holding companies and Hamblin Watsa, an investment management company.
by Reporting Segment
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2017

	Insurance and Reinsurance
	Northbridge	OdysseyRe			Crum & Forster	Zenith National	Brit	Allied World(1)	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,180.4		2,725.7		2,120.0	849.0	2,048.1	1,447.6	667.9	1,160.4	12,199.1	8.4	—	—	—	12,207.5
Intercompany	6.6		57.4		54.5	—	8.9	—	2.5	83.9	213.8	—	—	—	(213.8)	—
	1,187.0		2,783.1		2,174.5	849.0	2,057.0	1,447.6	670.4	1,244.3	12,412.9	8.4	—	—	(213.8)	12,207.5
Net premiums written	1,064.9		2,495.9		1,863.4	837.4	1,530.9	991.9	327.5	863.3	9,975.2	8.3	—	—	—	9,983.5
Net premiums earned
External	1,023.7		2,318.3		1,822.1	814.1	1,537.3	1,041.3	369.3	775.2	9,701.3	20.1	—	—	—	9,721.4
Intercompany	(4.0)		15.1		30.7	(2.5)	(0.4)	(12.6)	(41.7)	15.4	—	—	—	—	—	—
	1,019.7		2,333.4		1,852.8	811.6	1,536.9	1,028.7	327.6	790.6	9,701.3	20.1	—	—	—	9,721.4
Underwriting expenses(2)	(1,010.7)		(2,273.4)		(1,849.6)	(694.4)	(1,738.8)	(1,615.3)	(289.4)	(871.2)	(10,342.8)	(227.5)	—	—	—	(10,570.3)
Underwriting profit (loss)	9.0		60.0		3.2	117.2	(201.9)	(586.6)	38.2	(80.6)	(641.5)	(207.4)	—	—	—	(848.9)
Interest income	56.1		131.0		53.4	26.8	41.9	76.8	31.3	38.7	456.0	37.2	29.7	(8.3)	—	514.6
Dividends	9.5		15.6		3.4	3.8	3.7	2.2	3.2	11.8	53.2	4.6	9.1	6.3	—	73.2
Investment expenses	(11.5)		(21.7)		(23.0)	(7.2)	(13.0)	(13.1)	(5.4)	(12.0)	(106.9)	(12.9)	(143.7)	(2.1)	236.8	(28.8)
Interest and dividends	54.1		124.9		33.8	23.4	32.6	65.9	29.1	38.5	402.3	28.9	(104.9)	(4.1)	236.8	559.0
Share of profit (loss) of associates	3.2		7.2		(1.1)	(9.8)	9.2	(17.6)	29.4	3.0	23.5	(6.1)	55.4	127.7	—	200.5
Other
Revenue	—		—		—	—	—	—	—	—	—	—	3,257.6	—	—	3,257.6
Expenses	—		—		—	—	—	—	—	—	—	—	(2,996.0)	—	—	(2,996.0)
	—		—		—	—	—	—	—	—	—	—	261.6	—	—	261.6
Operating income (loss)	66.3		192.1		35.9	130.8	(160.1)	(538.3)	96.7	(39.1)	(215.7)	(184.6)	212.1	123.6	236.8	172.2
Net gains (losses) on investments	44.8		253.1		27.9	26.6	79.0	(26.5)	1,083.9	69.5	1,558.3	73.3	7.2	(171.3)	—	1,467.5
Gain on sale of subsidiary	—	—	—	—	—	—	—	—	1,018.6	—	1,018.6	—	—	—	—	1,018.6
Loss on repurchase of long term debt (note 15)	—		—		—	—	—	—	—	—	—	—	—	(28.6)	—	(28.6)
Interest expense	—		(3.3)		(1.8)	(3.3)	(12.5)	(15.6)	—	(4.8)	(41.3)	—	(65.8)	(224.1)	—	(331.2)
Corporate overhead	(8.7)		(27.4)		(25.4)	(8.2)	(9.2)	(27.9)	(2.6)	(22.2)	(131.6)	—	—	93.1	(236.8)	(275.3)
Pre-tax income (loss)	102.4		414.5		36.6	145.9	(102.8)	(608.3)	2,196.6	3.4	2,188.3	(111.3)	153.5	(207.3)	—	2,023.2
Income taxes																(408.3)
Net earnings																1,614.9

Attributable to:
Shareholders of Fairfax																1,740.6
Non-controlling interests																(125.7)
																1,614.9

(1)	Allied World is included in the company's financial reporting with effect from July 6, 2017.

(2)
Total underwriting expenses for the year ended December 31, 2017 are comprised as shown below. Accident year total underwriting expenses exclude the impact of favourable or unfavourable prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	OdysseyRe	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	760.1	1,827.7	1,209.8	477.9	1,117.8	1,293.1	263.1	563.8	7,513.3
Commissions	164.5	492.5	292.4	83.5	424.8	32.6	4.7	148.4	1,643.4
Premium acquisition costs and other underwriting expenses	179.6	241.3	357.6	209.4	205.7	217.7	73.9	192.6	1,677.8
Total underwriting expenses - accident year	1,104.2	2,561.5	1,859.8	770.8	1,748.3	1,543.4	341.7	904.8	10,834.5
Unfavourable (favourable) claims reserve development	(93.5)	(288.1)	(10.2)	(76.4)	(9.5)	71.9	(52.3)	(33.6)	(491.7)
Total underwriting expenses - calendar year	1,010.7	2,273.4	1,849.6	694.4	1,738.8	1,615.3	289.4	871.2	10,342.8

2016

	Insurance and Reinsurance
	Northbridge	OdysseyRe	Crum & Forster	Zenith National	Brit	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,052.3	2,355.8	2,011.8	831.7	1,904.3	636.1	558.4	9,350.4	183.9	—	—	—	9,534.3
Intercompany	2.8	24.9	43.2	—	7.9	12.6	84.9	176.3	—	—	—	(176.3)	—
	1,055.1	2,380.7	2,055.0	831.7	1,912.2	648.7	643.3	9,526.7	183.9	—	—	(176.3)	9,534.3
Net premiums written	942.6	2,100.2	1,801.1	819.4	1,480.2	303.1	458.4	7,905.0	183.4	—	—	—	8,088.4
Net premiums earned
External	915.8	2,083.9	1,738.6	809.3	1,396.5	348.5	406.1	7,698.7	163.5	—	—	—	7,862.2
Intercompany	(7.0)	(9.8)	30.9	(2.0)	2.8	(46.0)	31.1	—	—	—	—	—	—
	908.8	2,074.1	1,769.5	807.3	1,399.3	302.5	437.2	7,698.7	163.5	—	—	—	7,862.2
Underwriting expenses(1)	(862.5)	(1,838.9)	(1,737.1)	(643.2)	(1,370.2)	(261.4)	(409.5)	(7,122.8)	(348.6)	—	—	—	(7,471.4)
Underwriting profit (loss)	46.3	235.2	32.4	164.1	29.1	41.1	27.7	575.9	(185.1)	—	—	—	390.8
Interest income	56.6	158.5	72.8	33.0	66.5	26.6	32.2	446.2	58.6	21.3	(11.7)	—	514.4
Dividends	8.4	23.9	5.8	4.3	2.6	3.4	2.7	51.1	5.9	8.2	1.6	—	66.8
Investment expenses	(12.8)	(28.7)	(12.8)	(7.7)	(13.7)	(3.3)	(8.3)	(87.3)	(13.3)	(12.8)	(1.4)	88.8	(26.0)
Interest and dividends	52.2	153.7	65.8	29.6	55.4	26.7	26.6	410.0	51.2	16.7	(11.5)	88.8	555.2
Share of profit (loss) of associates	5.2	17.3	(22.6)	1.2	3.4	48.1	0.7	53.3	(15.5)	13.6	(27.2)	—	24.2
Other
Revenue	—	—	—	—	—	—	—	—	—	2,061.6	—	—	2,061.6
Expenses	—	—	—	—	—	—	—	—	—	(1,958.4)	—	—	(1,958.4)
	—	—	—	—	—	—	—	—	—	103.2	—	—	103.2
Operating income (loss)	103.7	406.2	75.6	194.9	87.9	115.9	55.0	1,039.2	(149.4)	133.5	(38.7)	88.8	1,073.4
Net gains (losses) on investments(3)	(161.3)	(318.7)	(184.7)	(168.2)	87.3	(1.7)	(90.0)	(837.3)	(225.2)	30.1	(171.2)	—	(1,203.6)
Interest expense	—	(2.8)	(1.6)	(3.3)	(14.2)	—	(4.2)	(26.1)	—	(28.3)	(188.4)	—	(242.8)
Corporate overhead	(6.6)	(30.2)	(20.4)	(8.4)	(9.2)	(0.1)	—	(74.9)	—	—	(17.6)	(88.8)	(181.3)
Pre-tax income (loss)	(64.2)	54.5	(131.1)	15.0	151.8	114.1	(39.2)	100.9	(374.6)	135.3	(415.9)	—	(554.3)
Income taxes													159.6
Net loss													(394.7)

Attributable to:
Shareholders of Fairfax													(512.5)
Non-controlling interests													117.8
													(394.7)

(1)
Total underwriting expenses for the year ended December 31, 2016 are comprised as shown below. Accident year total underwriting expenses exclude the impact of favourable or unfavourable prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	OdysseyRe	Crum & Forster	Zenith National	Brit(1)	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	651.1	1,438.4	1,136.1	459.3	909.7	252.5	290.1	5,137.2
Commissions	150.6	431.4	283.2	81.9	292.3	(6.5)	101.8	1,334.7
Premium acquisition costs and other underwriting expenses	173.6	235.6	326.1	203.0	221.7	67.5	78.0	1,305.5
Total underwriting expenses - accident year	975.3	2,105.4	1,745.4	744.2	1,423.7	313.5	469.9	7,777.4
Favourable claims reserve development	(112.8)	(266.5)	(8.3)	(101.0)	(53.5)	(52.1)	(60.4)	(654.6)
Total underwriting expenses - calendar year	862.5	1,838.9	1,737.1	643.2	1,370.2	261.4	409.5	7,122.8

Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities
Investments in associates, additions to goodwill, segment assets and segment liabilities by reporting segment as at and for the years ended December 31 were as follows:

	Investments in associates		Additions to goodwill		Segment assets		Segment liabilities
	2017	2016	2017	2016	2017	2016	2017	2016
Insurance and Reinsurance
Northbridge	218.6	206.9	1.1	—	4,527.2	4,149.9	2,804.6	2,630.2
OdysseyRe	355.7	373.5	—	—	11,316.1	10,334.8	7,248.4	6,370.5
Crum & Forster	263.2	153.5	—	7.8	6,290.6	6,294.1	4,651.1	4,625.7
Zenith National	162.9	146.9	—	—	2,586.8	2,590.7	1,653.8	1,633.1
Brit	231.4	217.8	—	—	7,480.1	6,579.5	5,930.1	4,915.7
Allied World(1)	210.5	—	937.9	—	14,584.4	—	10,937.2	—
Fairfax Asia	100.9	487.3	(24.2)	69.5	1,930.7	2,684.7	674.5	1,457.7
Other	92.0	127.4	19.6	11.5	4,321.3	2,656.2	3,223.5	1,850.1
Operating companies	1,635.2	1,713.3	934.4	88.8	53,037.2	35,289.9	37,123.2	23,483.0
Run-off	252.0	308.2	—	—	5,207.2	5,709.5	3,456.5	3,970.4
Other	1,250.8	255.3	277.9	127.2	8,684.0	4,740.2	3,245.8	2,029.8
Corporate and Other and eliminations and adjustments	518.3	356.7	—	—	(2,838.3)	(2,355.2)	1,852.6	2,081.1
Consolidated	3,656.3	2,633.5	1,212.3	216.0	64,090.1	43,384.4	45,678.1	31,564.3

(1)	Allied World is included in the company's financial reporting with effect from July 6, 2017.
Product Line
Net premiums earned by product line for the years ended December 31 was as follows:

	Property		Casualty		Specialty		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Net premiums earned - Insurance and Reinsurance
Northbridge	449.1	395.6	474.4	423.8	96.2	89.4	1,019.7	908.8
OdysseyRe	1,206.0	1,159.9	901.5	714.5	225.9	199.7	2,333.4	2,074.1
Crum & Forster	238.9	237.0	1,518.0	1,426.6	95.9	105.9	1,852.8	1,769.5
Zenith National	32.1	29.3	779.5	778.0	—	—	811.6	807.3
Brit	427.1	402.7	755.7	664.3	354.1	332.3	1,536.9	1,399.3
Allied World(1)	360.9	—	607.4	—	60.4	—	1,028.7	—
Fairfax Asia	65.6	57.4	219.2	191.2	42.8	53.9	327.6	302.5
Other	405.9	191.9	221.9	146.1	162.8	99.2	790.6	437.2
Operating companies	3,185.6	2,473.8	5,477.6	4,344.5	1,038.1	880.4	9,701.3	7,698.7
Run-off	—	0.4	22.9	162.6	(2.8)	0.5	20.1	163.5
Consolidated net premiums earned	3,185.6	2,474.2	5,500.5	4,507.1	1,035.3	880.9	9,721.4	7,862.2
Interest and dividends							559.0	555.2
Share of profit of associates							200.5	24.2
Net gains (losses) on investments							1,467.5	(1,203.6)
Gain on sale of subsidiary							1,018.6	—
Other							3,257.6	2,061.6
Consolidated revenue							16,224.6	9,299.6

Allocation of net premiums earned	32.8%	31.5%	56.6%	57.3%	10.6%	11.2%

(1)	Allied World is included in the company's financial reporting with effect from July 6, 2017.
Geographic Region
Net premiums earned by geographic region for the years ended December 31 was as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Net premiums earned - Insurance and Reinsurance
Northbridge	1,007.2	899.5	12.5	9.3	—	—	—	—	1,019.7	908.8
OdysseyRe	76.8	72.5	1,539.2	1,319.3	247.2	231.4	470.2	450.9	2,333.4	2,074.1
Crum & Forster	—	—	1,852.6	1,769.3	—	—	0.2	0.2	1,852.8	1,769.5
Zenith National	—	—	811.6	807.3	—	—	—	—	811.6	807.3
Brit	83.1	77.1	1,036.5	942.1	60.3	54.0	357.0	326.1	1,536.9	1,399.3
Allied World(3)	20.5	—	773.7	—	88.2	—	146.3	—	1,028.7	—
Fairfax Asia	0.1	0.1	—	0.3	319.0	293.2	8.5	8.9	327.6	302.5
Other	9.1	3.9	98.9	142.6	108.0	105.7	574.6	185.0	790.6	437.2
Operating companies	1,196.8	1,053.1	6,125.0	4,990.2	822.7	684.3	1,556.8	971.1	9,701.3	7,698.7
Run-off	—	—	23.7	162.6	—	—	(3.6)	0.9	20.1	163.5
Consolidated net premiums earned	1,196.8	1,053.1	6,148.7	5,152.8	822.7	684.3	1,553.2	972.0	9,721.4	7,862.2
Interest and dividends									559.0	555.2
Share of profit of associates									200.5	24.2
Net gains (losses) on investments									1,467.5	(1,203.6)
Gain on sale of subsidiary									1,018.6	—
Other									3,257.6	2,061.6
Consolidated revenue									16,224.6	9,299.6

Allocation of net premiums earned	12.3%	13.4%	63.2%	65.5%	8.5%	8.7%	16.0%	12.4%

(1)	The Asia geographic segment comprises countries located throughout Asia, including China, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment comprises Australia and countries located in Africa, Europe and South America.

(3)	Allied World is included in the company's financial reporting with effect from July 6, 2017.